Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) quote
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 3,117,161,000,000	$ 2,923,319,000,000
Financial liabilities	$ 2,882,187,000,000	$ 2,682,252,000,000
Minimum | Equity volatility | Model – Option model | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05
Minimum | Foreign exchange volatility | Model – Option model | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0
Minimum | Prepayment rate | Model – Discounted cash flow | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05
Minimum | Interest rate volatility | Model – Option model | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05
Maximum | Equity volatility | Model – Option model | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1
Maximum | Foreign exchange volatility | Model – Option model | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.22
Maximum | Prepayment rate | Model – Discounted cash flow | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.10
Maximum | Interest rate volatility | Model – Option model | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.20
Level 3 | Minimum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
Level 3 | Minimum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Level 3 | Minimum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
Level 3 | Minimum | Price | Market proxy | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0
Level 3 | Minimum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Level 3 | Minimum | Price | Market proxy | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0
Level 3 | Minimum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	68
Level 3 | Minimum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	68
Level 3 | Minimum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05
Level 3 | Minimum | Equity volatility | Model – Option model | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05
Level 3 | Minimum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.10
Level 3 | Minimum | Foreign exchange volatility | Model – Option model | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.03
Level 3 | Minimum | Foreign exchange volatility | Model – Option model | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0
Level 3 | Minimum | Prepayment rate | Model – Discounted cash flow | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05
Level 3 | Minimum | Interest rate volatility | Model – Option model | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05
Level 3 | Maximum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	75	291
Level 3 | Maximum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	75	291
Level 3 | Maximum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	3,342	140
Level 3 | Maximum | Price | Market proxy | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	112	103
Level 3 | Maximum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	3,342	140
Level 3 | Maximum | Price | Market proxy | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	112	103
Level 3 | Maximum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	102
Level 3 | Maximum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	102
Level 3 | Maximum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.32
Level 3 | Maximum | Equity volatility | Model – Option model | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1
Level 3 | Maximum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1
Level 3 | Maximum | Foreign exchange volatility | Model – Option model | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.56
Level 3 | Maximum | Foreign exchange volatility | Model – Option model | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.22
Level 3 | Maximum | Prepayment rate | Model – Discounted cash flow | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10
Level 3 | Maximum | Interest rate volatility | Model – Option model | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.20
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 36,445,000,000	$ 31,302,000,000
Financial liabilities	14,242,000,000	12,743,000,000
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,000,000
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10,617,000,000	9,113,000,000
Level 3 | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7,773,000,000
Level 3 | Recurring fair value measurement | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	862,000,000
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,442,000,000	2,842,000,000
Level 3 | Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	41,000,000
Level 3 | Recurring fair value measurement | - other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	130,000,000
Level 3 | Recurring fair value measurement | – other structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,982,000,000
Level 3 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	11,000,000	3,000,000
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20,960,000,000	18,258,000,000
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Recurring fair value measurement | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Recurring fair value measurement | – other structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,183,000,000
Level 3 | Recurring fair value measurement | Bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,475,000,000
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,574,000,000	2,301,000,000
Level 3 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,253,000,000	$ 3,682,000,000
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,574,000,000
Level 3 | Recurring fair value measurement | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	745,000,000
Financial liabilities	966,000,000
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	358,000,000
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,000,000
Level 3 | Recurring fair value measurement | Interest rate | other interest rate derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	605,000,000
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	98,000,000
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,000,000
Level 3 | Recurring fair value measurement | Interest rate | other interest rate derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	643,000,000
Level 3 | Recurring fair value measurement | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	678,000,000
Financial liabilities	640,000,000
Level 3 | Recurring fair value measurement | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	299,000,000
Level 3 | Recurring fair value measurement | Foreign exchange | other interest rate derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	341,000,000
Level 3 | Recurring fair value measurement | Foreign exchange | other interest rate derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	358,000,000
Level 3 | Recurring fair value measurement | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	320,000,000
Level 3 | Recurring fair value measurement | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	584,000,000
Financial liabilities	1,315,000,000
Level 3 | Recurring fair value measurement | Equities | other interest rate derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	839,000,000
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	476,000,000
Level 3 | Recurring fair value measurement | Equities | other interest rate derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	474,000,000
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	110,000,000
Level 3 | Recurring fair value measurement | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	146,000,000
Financial liabilities	498,000,000
Level 3 | Recurring fair value measurement | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	345,000,000
Level 3 | Recurring fair value measurement | Credit | other credit derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	153,000,000
Level 3 | Recurring fair value measurement | Credit | – other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	23,000,000
Level 3 | Recurring fair value measurement | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	56,000,000
Level 3 | Recurring fair value measurement | Credit | other credit derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	90,000,000
Level 3 | Recurring fair value measurement | Credit | – other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 30,000,000
Level 3 | Recurring fair value measurement | Minimum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage | quote		0
Level 3 | Recurring fair value measurement | Minimum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote		0
Level 3 | Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.06
Level 3 | Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.06
Level 3 | Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.06
Level 3 | Recurring fair value measurement | Minimum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.15
Level 3 | Recurring fair value measurement | Minimum | Foreign exchange volatility | Model – Option model | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.03
Level 3 | Recurring fair value measurement | Minimum | Foreign exchange volatility | Model – Option model | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.01
Level 3 | Recurring fair value measurement | Minimum | Foreign exchange volatility | Model – Option model | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.01
Level 3 | Recurring fair value measurement | Minimum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.05
Level 3 | Recurring fair value measurement | Minimum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.05
Level 3 | Recurring fair value measurement | Minimum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.09
Level 3 | Recurring fair value measurement | Minimum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.09
Level 3 | Recurring fair value measurement | Maximum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage | quote		104
Level 3 | Recurring fair value measurement | Maximum | Price | Market proxy | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote		104
Level 3 | Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.70
Level 3 | Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		1.18
Level 3 | Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		1.18
Level 3 | Recurring fair value measurement | Maximum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		1
Level 3 | Recurring fair value measurement | Maximum | Foreign exchange volatility | Model – Option model | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.35
Level 3 | Recurring fair value measurement | Maximum | Foreign exchange volatility | Model – Option model | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.26
Level 3 | Recurring fair value measurement | Maximum | Foreign exchange volatility | Model – Option model | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.26
Level 3 | Recurring fair value measurement | Maximum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.10
Level 3 | Recurring fair value measurement | Maximum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.10
Level 3 | Recurring fair value measurement | Maximum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage		0.30
Level 3 | Recurring fair value measurement | Maximum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage		0.30